Note M - Convertible Note Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Debt Disclosure [Text Block]

9.         CONVERTIBLE NOTE PAYABLE

Securities Purchase Agreement dated December 22, 2022

On December 22, 2022, the Company entered into and closed a securities purchase agreement (the “Purchase Agreement”) which issued a $2,200,000 principal amount senior secured promissory note (the “Note”). At closing, a total of $2,002,000 was funded, with the proceeds to be used for general working capital.

The principal amount of the Note is due six months following the date of issuance, subject to one six-month extension by the Company. Interest under the Note accrues at a rate of 10% per annum, payable monthly through month six. In the event the maturity date of the Note is extended, interest will accrue at the rate of 12% per annum in months seven through twelve, payable monthly. The Note is secured by a lien on substantially all of the Company’s assets and properties can be prepaid in whole or in part without penalty at any time.

In connection with the issuance of the Note, the Company issued to the investor 700,000 shares of Common Stock (the “Commitment Shares”) and a warrant (the “Warrant”) to purchase 200,000 shares of common stock (the “Warrant Shares”) valued at $1.00 per share at an exercise price of $3.00 per share, exercisable commencing six months after issuance with a term of five years. The Company records the warrants at their fair value which is determined using the Black-Scholes valuation model on the date of the grant. The warrant was valued at $94,316. In the event the Note is paid in full within six months after the date of issuance, the Company will exercise its right to repurchase 350,000 of the Commitment Shares for aggregate payment to the Investor of $1.00.

Upon issuance, the Note is not convertible into common stock or any other securities of the Company. Only after a date that is six (6) months following the issuance date of the Note and upon the occurrence of any events of default (as defined) and expiration of any applicable cure periods, all amounts due under the Note will immediately and automatically become due and payable in full, interest will accrue at the higher of 18% per annum or the maximum amount permitted by applicable law, the outstanding principal amount due under the Note will be increased by 30%, and the Investor will have the right to convert all amounts due under the Note into shares of common stock (the “Conversion Shares”) at a conversion price equal to the 10 day volume weighted average sales price of the Company’s common stock on the date of conversion, subject to the Share Cap described in the paragraph below.

The aggregate number of shares of common stock issuable in the forgoing transaction consisting of the Commitment Shares, the Warrant Shares, and the Conversion Shares are capped at 1,684,576 which is 19.9% of the Company’s issued and outstanding shares of common stock on December 22, 2022, the date the definitive transaction documents were executed (the “Share Cap”).

As of March 31, 2023 and December 31, 2022, the Note with principal balance of $2,200,000, at fair value, was recorded at $2,454,212 and $2,596,203, respectively.

NOTE M—CONVERTIBLE NOTE PAYABLE

Securities Purchase Agreement dated December 22, 2022

On December 22, 2022, the Company entered into and closed a securities purchase agreement (the “Purchase Agreement”) which issued a $2,200,000 principal amount senior secured promissory note (the “Note”). At closing, a total of $2,002,000 was funded, with the proceeds to be used for general working capital.

The principal amount of the Note is due six months following the date of issuance, subject to one six-month extension by the Company. Interest under the Note accrues at a rate of 10% per annum, payable monthly through month six. In the event the maturity date of the Note is extended, interest will accrue at the rate of 12% per annum in months seven through twelve, payable monthly. The Note is secured by a lien on substantially all of the Company’s assets and properties can be prepaid in whole or in part without penalty at any time.

In connection with the issuance of the Note, the Company issued to the investor 700,000 shares of Common Stock (the “Commitment Shares”) valued at $1.00 per share and a warrant (the “Warrant”) to purchase 200,000 shares of common stock (the “Warrant Shares”) at an exercise price of $3.00 per share, exercisable commencing on the date of issuance with a term of five years. The warrant was valued at $94,316 (see Note P. #3). In the event the Note is paid in full within six months after the date of issuance, the Company will exercise its right to repurchase 350,000 of the Commitment Shares for aggregate payment to the Investor of $1.00.

Upon issuance, the Note is not convertible into common stock or any other securities of the Company. Only after a date that is six (6) months following the issuance date of the Note and upon the occurrence of any events of default (as defined) and expiration of any applicable cure periods, all amounts due under the Note will immediately and automatically become due and payable in full, interest will accrue at the higher of 18% per annum or the maximum amount permitted by applicable law, the outstanding principal amount due under the Note will be increased by 30%, and the Investor will have the right to convert all amounts due under the Note into shares of common stock (the “Conversion Shares”) at a conversion price equal to the 10 day volume weighted average sales price of the Company’s common stock on the date of conversion, subject to the Share Cap described in the paragraph below.

The aggregate number of shares of common stock issuable in the forgoing transaction consisting of the Commitment Shares, the Warrant Shares, and the Conversion Shares are capped at 1,684,576 which is 19.9% of the Company’s issued and outstanding shares of common stock on December 22, 2022, the date the definitive transaction documents were executed (the “Share Cap”).

During April 2023, we were in default under the Note due to our failure to timely file this annual report and timely file a registration statement covering the public resale of the shares issued to the holder of the Note in connection with the financing. We have obtained a waiver and, therefore, as of the date of this report we are not in default.

As of December 31, 2022, the Note with principal balance of $2,200,000, at fair value, was recorded at $2,596,203.